Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2019
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	473,054	(346,794)	126,260
Transportation equipment	491,025	(83,725)	407,300
Leasehold improvements	51,658	(14,559)	37,099
Mineral property	350,000	-	350,000
	$13,043,271	$(445,078)	$12,598,193

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273